Document And Entity Information (USD $)	12 Months Ended
	Mar. 31, 2014	May 20, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Revolutions Medical CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		118,900,004
Entity Public Float			$ 5,659,820
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Registration Statement on Form S-1 (Commission File No. 333-195393) is being filed to incorporate changes pursuant to a letter received from the staff of the Securities and Exchange Commission, dated May 15, 2014.
Entity Central Index Key	0001041009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY